Parent Company Only, Statements of Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets [Abstract]
Cash in subsidiary bank	$ 503,709	$ 612,740	$ 707,274	$ 718,156
Securities available for sale	501,463	571,965
Other assets	58,263	59,579
Total assets	4,958,913	4,908,008
Liabilities and shareholders' equity [Abstract]
Accrued expenses and other liabilities	32,902	33,383
Total liabilities	4,469,042	4,449,700
Shareholders' equity	489,871	458,308	432,686	413,310
Total liabilities and shareholders' equity	4,958,913	4,908,008
TrustCo Bank Corp NY [Member]
Assets [Abstract]
Cash in subsidiary bank	22,665	21,773	$ 19,886	$ 18,463
Investments in subsidiaries	474,838	443,692
Securities available for sale	35	35
Other assets	683	771
Total assets	498,221	466,271
Liabilities and shareholders' equity [Abstract]
Accrued expenses and other liabilities	8,350	7,964
Total liabilities	8,350	7,964
Shareholders' equity	489,871	458,307
Total liabilities and shareholders' equity	$ 498,221	$ 466,271